Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2016
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts

STMICROELECTRONICS N.V.

VALUATION AND QUALIFYING ACCOUNTS

Valuation and qualifying accounts deducted from the related asset accounts	Balance at beginning of period	Translation adjustment	Charged to costs and expenses	Additions/ (Deductions)	Balance at end of period
	(Currency – millions of U.S. dollars)
2016
Accounts Receivable	7	—	3	2	12
Deferred Tax Assets	1,585	(4)	13	(16)	1,578

2015
Accounts Receivable	8	—	2	(3)	7
Deferred Tax Assets	1,607	(28)	24	(18)	1,585

2014
Accounts Receivable	9	—	1	(2)	8
Deferred Tax Assets	1,454	(30)	201	(18)	1,607